Cash and Cash Equivalents (Details) - Schedule of Carrying Amounts of the Company’s Bank and Cash Balances - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amounts of the Company’s Bank and Cash Balances [Line Items]
Bank and Cash balances	$ 2,262,881	$ 3,805,135
RMB [Member]
Schedule of Carrying Amounts of the Company’s Bank and Cash Balances [Line Items]
Bank and Cash balances	63,241	139,688
USD [Member]
Schedule of Carrying Amounts of the Company’s Bank and Cash Balances [Line Items]
Bank and Cash balances	$ 2,199,640	$ 3,665,447